                               SIERRA MONEY FUNDS

         SEMI-ANNUAL REPORT for the six months ended December 31, 1997




                               [Graphic Omitted]




                                ---------------
                                     SIERRA
                                  TRUST FUNDS
                                ---------------
                            A Family of Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES                                          1
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS                                                      3
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                           4
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY                  6
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

     Global Money Fund                                                        8
     ---------------------------------------------------------------------------

     U.S. Government Money Fund                                              11
     ---------------------------------------------------------------------------

     California Money Fund                                                   14
     ---------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS:

     Global Money Fund                                                       17
     ---------------------------------------------------------------------------

     U.S. Government Money Fund                                              19
     ---------------------------------------------------------------------------

     California Money Fund                                                   20
     ---------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                                    22
--------------------------------------------------------------------------------

                               ----------------
                                     SIERRA
                                  TRUST FUNDS
                               ----------------
                            A Family of Mutual Funds

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

We are pleased to bring you the SIERRA TRUST MONEY FUNDS semi-annual report for the six-months ended December 31, 1997.

I would like to take this opportunity to thank you, our shareholders, for your support and trust in the momentous undertakings of the last six months. As you know, the merger of GREAT WESTERN FINANCIAL CORPORATION, SIERRA'S former parent company, and WASHINTGON MUTUAL, INC. on July 1, 1997, has provided opportunities to benefit from increased assets under management while pursuing greater operating efficiencies. I am confident that the results of these initiatives will begin to be realized in the coming months. This year has proved a momentous year also for the U.S. financial markets as well. Against a backdrop of shrinking budget deficits, the lowest unemployment rate in a quarter of a century, and continued moderate inflation, the U.S. stock market achieved its third consecutive year of 20%+ returns.

     Some market watchers suggest that the stock market's record-setting returns may reflect a new reality in economic and corporate efficiency. Nevertheless, we believe that the 10% to 12% annual return that stocks have produced during longer periods will remain the rule rather than the exception. Investors should realize that average annual returns in excess of 20% are exceptional and unlikely to continue indefinitely. Future short-term volatility could be sparked by a wide range of developments, including uncertainty in foreign markets and non-financial events such as worldwide weather patterns and the so-called Year 2000 problem (when computer programs could be thrown off by a technical glitch).

MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

Throughout 1997, the U.S. financial markets turned in some of the best perfomance around the globe. Stocks rose to record highs while bond yields fell as bond values rose. More people than ever are investing in mutual funds. New investment inflows into stock mutual funds continued to climb in 1997. During 1990, net new cash flow into stock mutual funds was $12.8 billion, according the Investment Company Institute (ICI). In comparison, during 1996 net new investment reached $221.60 billion, and totaled $176.85 billion through the first nine months of 1997. Overall bond in-flows have also risen, to $24.13 billion through the first nine months of 1997, compared with $9.38 billion for the same time period during 1996, according to ICI.

Returns from foreign markets reflected difficult times in some regions, and showed the path to recovery in others. With the Asian market volatility as a backdrop, the average emerging market fund in the Morningstar universe dropped 17.8% during the fourth quarter, down 7.1% on the year. Diversified foreign funds dropped an average of 4.4% during the quarter, but rose 3.3% for the year. Funds that invest solely in Japan were off 18.7% in 1997, while funds dedicated to the emerging and newly emergent markets of the Pacific Rim dropped 35.4%.+

TAKE A LOOK AT TAX RELIEF
--------------------------------------------------------------------------------

One of the major events of the year occurred in August, when President Clinton signed The Taxpayer Relief Act of 1997. Among other things, this will reduce the top long-term capital gains tax rate from 28% to 20%. Other provisions of this important legislation introduced new IRA rules and several new types of IRAs. One, called the Roth IRA, allows withdrawals of non-deductible contributions and investment earnings tax and penalty free after five years.

The change in tax legislation may have a significant impact on your personal financial plan and long-term strategy for achieving your financial goals. Your investment professional can help you assess how the new capital gains rules may affect your after-tax portfolio returns. He or she can also assist you in evaluating new strategies for achieving long-term retirement and education-related financial goals. Of course, should you have any questions about your investments, particularly during periods of market volatility, I urge you to speak with your investment professional before making changes to your portfolio.

We at SIERRA AND COMPOSITE welcome the opportunity to continue to serve you in the coming years -- years that we believe will present both challenges and significant opportunities for wealth accumulation.

Sincerely,


KEITH B. PIPES
President

+ Source: Morningstar

----------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------

                                         SIERRA TRUST FUNDS

                                    DECEMBER 31, 1997 (UNAUDITED)

                                                                           U.S.
                                                         GLOBAL         GOVERNMENT        CALIFORNIA
                                                         MONEY             MONEY            MONEY
                                                          FUND             FUND             FUND
                                                      ------------      -----------      -----------
ASSETS:
Investments, at value (Note 2)
  See portfolios of investments (a)  ...........      $180,010,011      $36,780,635      $40,353,337
Cash (b) .......................................           367,943           28,948           63,404
Interest receivable ............................         1,049,538           41,351          301,681
Receivable for Fund shares sold ................         4,598,205          387,200          158,286
Prepaid expenses and other assets ..............             7,689            1,413            6,338
                                                      ------------      -----------      -----------
    Total Assets ...............................       186,033,386       37,239,547       40,883,046
                                                      ------------      -----------      -----------

LIABILITIES:

Payable for Fund shares redeemed ...............         3,482,892           58,686          100,703
Investment advisory fee payable (Note 3) .......            15,815            1,486            4,339
Administration fee payable (Note 3) ............            47,484           11,629           10,410
Shareholder servicing and distribution fees
  payable (Note 5) .............................            27,904            8,379            8,715
Dividends payable ..............................           770,385            2,436           97,049
Accrued legal and audit fees ...................            15,190           10,390           11,133
Accrued transfer agent fees ....................            76,115            9,940            7,924
Accrued Trustees' fees and expenses (Note 4) ...             2,286              560              501
Accrued registration and filing fees payable ...             1,837            1,823              498
Accrued expenses and other payables ............            35,582            9,238            7,296
                                                      ------------      -----------      -----------
    Total Liabilities  .........................         4,475,490          114,567          248,568
                                                      ------------      -----------      -----------

NET ASSETS .....................................      $181,557,896      $37,124,980      $40,634,478
                                                      ============      ===========      ===========
----------------
(a) INVESTMENTS, AT COST (NOTE 2) ..............      $180,010,011      $36,780,635      $40,353,337
(b) CASH, AT COST (NOTE 2) .....................      $    367,943      $    28,948      $    63,404

                                 See Notes to Financial Statements.

--------------------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
--------------------------------------------------------------------------------------------

                                     SIERRA TRUST FUNDS

                                DECEMBER 31, 1997 (UNAUDITED)
                                                                    U.S.
                                                  GLOBAL         GOVERNMENT       CALIFORNIA
                                                   MONEY           MONEY            MONEY
                                                   FUND             FUND             FUND
                                               ------------     ------------     -----------
NET ASSETS CONSIST OF:
Undistributed net investment income/
  (distributions in excess of
  net investment income) ...................   $    (18,040)    $      7,450     $     2,364
Accumulated net realized gain/(loss) on
  investments sold .........................         20,637          (14,400)        (40,974)
Paid-in capital ............................    181,555,299       37,131,930      40,673,088
                                               ------------     ------------     -----------
    Total Net Assets .......................   $181,557,896     $ 37,124,980     $40,634,478
                                               ============     ============     ===========

NET ASSETS:
Class A Shares .............................   $ 97,095,640     $ 22,220,073     $40,569,917
                                               ============     ============     ===========

Class B Shares .............................   $  1,082,408     $  1,743,093     $    62,352
                                               ============     ============     ===========

Class S Shares .............................   $  7,200,375     $    376,719     $     1,165
                                               ============     ============     ===========

Class I Shares .............................   $ 76,179,473     $ 12,785,095     $     1,044
                                               ============     ============     ===========

SHARES OUTSTANDING:
Class A Shares .............................     97,195,667       22,226,785      40,611,655
                                               ============     ============     ===========

Class B Shares .............................      1,081,148        1,743,619          62,417
                                               ============     ============     ===========

Class S Shares .............................      7,191,990          376,832           1,166
                                               ============     ============     ===========

Class I Shares .............................     76,090,756       12,788,957           1,045
                                               ============     ============     ===========

CLASS A SHARES:
Net asset value and offering price per share
  of beneficial interest outstanding* ......          $1.00            $1.00           $1.00
                                               ============     ============     ===========

CLASS B SHARES:
Net asset value and offering price per share
  of beneficial interest outstanding* ......          $1.00            $1.00           $1.00
                                               ============     ============     ===========

CLASS S SHARES:
Net asset value and offering price per share
  of beneficial interest outstanding* ......          $1.00             $1.00             $1.00
                                               ============     ============     ===========

CLASS I SHARES:
Net asset value, offering and redemption
  price per share of beneficial interest
  outstanding ...............................         $1.00            $1.00           $1.00
                                               ============     ============     ===========

--------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                             See Notes to Financial Statements.

--------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------

                              SIERRA TRUST FUNDS

            FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                  U.S.
                                                  GLOBAL       GOVERNMENT       CALIFORNIA
                                                  MONEY           MONEY           MONEY
                                                  FUND            FUND            FUND
                                               ----------       --------         --------
INVESTMENT INCOME:
Interest ...................................   $5,427,732       $983,608         $768,512
                                               ----------       --------         --------

EXPENSES:
Investment advisory fee (Note 3) ...........      381,013         70,803           84,624
Administration fee (Note 3) ................      285,760         53,102           63,468
Custodian fees .............................        6,015          3,451            1,860
Legal and audit fees .......................       18,482          7,469           10,109
Trustees' fees and expenses (Note 4) .......        5,358          1,751            1,864
Registration and filing fees ...............       17,696         12,572            4,438
Transfer agent fees ........................      132,418         16,544           11,933
Other ......................................       23,198          7,356            5,935
Shareholder servicing and distribution fees
  (Note 5):
  Class A Shares ...........................      125,571         35,833           52,804
  Class B Shares ...........................        6,377          7,084              330
  Class S Shares ...........................       37,422          1,840                6
Fees waived by investment advisor (Note 3) .     (293,029)       (68,570)         (57,056)
                                               ----------       --------         --------
    Subtotal ...............................      746,281        149,235          180,315
Credits allowed by the custodian (Note 3) ..       (5,601)          (502)            (160)
                                               ----------       --------         --------
    Net expenses ...........................      740,680        148,733          180,155
                                               ----------       --------         --------
NET INVESTMENT INCOME ......................    4,687,052        834,875          588,357
                                               ----------       --------         --------

NET REALIZED GAIN ON INVESTMENTS
  (Notes 2 and 6):
Realized gains from security transactions ..          198             87             --
                                               ----------       --------         --------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................   $4,687,250       $834,962         $588,357
                                               ==========       ========         ========

                             See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------

                                                SIERRA TRUST FUNDS

                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                                         U.S.
                                                                          GLOBAL       GOVERNMENT      CALIFORNIA
                                                                          MONEY           MONEY           MONEY
                                                                           FUND           FUND            FUND
                                                                       ------------    -----------     -----------
Net investment income ..............................................   $  4,687,052    $   834,875     $   588,357
Net realized gain on investments sold during the period ............            198             87            --
                                                                       ------------    -----------     -----------

Net increase in net assets resulting from operations ...............      4,687,250        834,962         588,357

Distributions to shareholders from:
 Net investment income:

  Class A Shares ...................................................     (2,447,628)      (676,033)       (587,657)
  Class B Shares ...................................................        (26,508)       (28,380)           (673)
  Class S Shares ...................................................       (154,763)        (7,287)            (12)
  Class I Shares ...................................................     (2,076,561)      (123,169)            (14)
 Net increase/(decrease) in net assets from Fund share transactions:

  Class A Shares ...................................................     (7,458,802)    (8,302,350)     (2,353,310)
  Class B Shares ...................................................       (227,639)       (58,477)         (5,256)
  Class S Shares ...................................................        312,305         31,060              12
  Class I Shares ...................................................     (2,577,327)    12,787,911              16
                                                                       ------------    -----------     -----------
Net increase/(decrease) in net assets ..............................     (9,969,673)     4,458,237      (2,358,537)

NET ASSETS:
Beginning of period ................................................    191,527,569     32,666,743      42,993,015
                                                                       ------------    -----------     -----------
End of period ......................................................   $181,557,896    $37,124,980     $40,634,478
                                                                       ============    ===========     ===========

Undistributed net investment income/
  (distributions in excess of net investment
  income) at end of period .........................................   $    (18,040)   $     7,450     $     2,364
                                                                       ============    ===========     ===========

                                        See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------

                                                SIERRA TRUST FUNDS

                                         FOR THE YEAR ENDED JUNE 30, 1997

                                                                                           U.S.
                                                                          GLOBAL        GOVERNMENT     CALIFORNIA
                                                                          MONEY           MONEY           MONEY
                                                                           FUND            FUND            FUND
                                                                       ------------    -----------     -----------
Net investment income .............................................    $  8,358,725    $ 1,538,677     $ 1,285,640
Net realized gain  on investments sold during the year ............          28,755          1,221            --
                                                                       ------------    -----------     -----------
Net increase in net assets resulting from operations ..............       8,387,480      1,539,898       1,285,640

Distributions to shareholders from:
 Net investment income:
  Class A Shares ...................................................     (6,014,055)    (1,489,830)     (1,284,111)
  Class B Shares ...................................................        (35,704)       (34,499)         (1,373)
  Class S Shares ...................................................       (524,764)       (14,303)           (125)
  Class I Shares ...................................................     (1,791,867)           (45)            (31)
 Net realized gains on investments:
  Class A Shares ...................................................         (6,663)          --              --
  Class B Shares ...................................................            (47)          --              --
  Class S Shares ...................................................           (689)          --              --
  Class I Shares ...................................................         (1,886)          --              --
 Net increase/(decrease) in net assets from Fund share transactions:
  Class A Shares ...................................................    (49,022,567)    (8,514,104)     (8,287,958)
  Class B Shares ...................................................        887,004      1,690,377         (79,592)
  Class S Shares ...................................................    (14,073,140)       (93,121)         (9,276)
  Class I Shares ...................................................     78,668,083          1,045           1,029
                                                                       ------------    -----------     -----------
Net increase/(decrease) in net assets ..............................     16,471,185     (6,914,582)     (8,375,797)

NET ASSETS:
Beginning of year ..................................................    175,056,384     39,581,325      51,368,812
End of year ........................................................   $191,527,569    $32,666,743     $42,993,015
                                                                       ============    ===========     ===========

Undistributed net investment income at end of year .................   $        368    $     7,444     $     2,363
                                                                       ============    ===========     ===========

                                        See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
------------------------------------------------------------------------------------------------------------------

                                                SIERRA TRUST FUNDS

                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                                                           U.S.
                                                                          GLOBAL        GOVERNMENT     CALIFORNIA
                                                                          MONEY           MONEY           MONEY
                                                                           FUND            FUND            FUND
                                                                       ------------    ------------    ------------
AMOUNT
 CLASS A:
  Sold .............................................................   $247,096,254    $168,843,699    $ 17,464,645
  Issued as reinvestment of dividends ..............................      2,256,260         597,436         568,467
  Redeemed .........................................................   (256,811,316)   (177,743,485)    (20,386,422)
                                                                       ------------    ------------    ------------
  Net decrease .....................................................   $ (7,458,802)   $ (8,302,350)   $ (2,353,310)
                                                                       ============    ============    ============

 CLASS B:
  Sold .............................................................   $    922,179    $ 16,411,036    $        100
  Issued as reinvestment of dividends ..............................         22,523          20,871             671
  Redeemed .........................................................     (1,172,341)    (16,490,384)         (6,027)
                                                                       ------------    ------------    ------------
  Net decrease .....................................................   $   (227,639)   $    (58,477)   $     (5,256)
                                                                       ============    ============    ============

 CLASS S:
  Sold .............................................................   $  2,462,912    $    408,432    $       --
  Issued as reinvestment of dividends ..............................        147,234           7,995              12
  Redeemed .........................................................     (2,297,841)       (385,367)           --
                                                                       ------------    ------------    ------------
  Net increase .....................................................   $    312,305    $     31,060    $         12
                                                                       ============    ============    ============

 CLASS I:
  Sold .............................................................   $  8,096,073    $ 12,665,000    $       --
  Issued as reinvestment of dividends ..............................           --           122,911              16
  Redeemed .........................................................    (10,673,400)           --              --
                                                                       ------------    ------------    ------------
  Net increase/(decrease) ..........................................   $ (2,577,327)   $ 12,787,911    $         16
                                                                       ============    ============    ============

                                        See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
------------------------------------------------------------------------------------------------------------------

                                                SIERRA TRUST FUNDS

                                         FOR THE YEAR ENDED JUNE 30, 1997*

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                                                           U.S.
                                                                          GLOBAL        GOVERNMENT      CALIFORNIA
                                                                          MONEY           MONEY           MONEY
                                                                           FUND            FUND            FUND
                                                                       ------------    ------------    ------------
AMOUNT
 CLASS A:
  Sold .............................................................   $432,669,575    $195,434,265    $ 33,810,325
  Issued as reinvestment of dividends ..............................      5,643,238       1,372,176       1,243,547
  Redeemed .........................................................   (487,335,380)   (205,320,545)    (43,341,830)
                                                                       ------------    ------------    ------------
  Net decrease .....................................................   $(49,022,567)   $ (8,514,104)   $ (8,287,958)
                                                                       ============    ============    ============

 CLASS B:
  Sold .............................................................   $  2,657,885    $ 28,086,537    $      2,200
  Issued as reinvestment of dividends ..............................         29,526          25,185           1,341
  Redeemed .........................................................     (1,800,407)    (26,421,345)        (83,133)
                                                                       ------------    ------------    ------------
  Net increase/(decrease) ..........................................   $    887,004    $  1,690,377    $    (79,592)
                                                                       ============    ============    ============

 CLASS S:
  Sold .............................................................   $  7,644,275    $  4,927,941    $       --
  Issued as reinvestment of dividends ..............................        506,468          13,781             124
  Redeemed .........................................................    (22,223,883)     (5,034,843)         (9,400)
                                                                       ------------    ------------    ------------
  Net decrease .....................................................   $(14,073,140)   $    (93,121)   $     (9,276)
                                                                       ============    ============    ============

 CLASS I:
  Sold .............................................................   $ 81,006,393    $      1,000    $      1,000
  Issued as reinvestment of dividends ..............................           --                45              29
  Redeemed .........................................................     (2,338,310)           --              --
                                                                       ------------    ------------    ------------
  Net increase .....................................................   $ 78,668,083    $      1,045    $      1,029
                                                                       ============    ============    ============
                                                                                                       ------------
--------------
* The Funds began selling Class I shares, in addition to Class A, Class B and Class S shares, on July 25, 1996.

                                        See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

                                                      GLOBAL MONEY FUND

                                    FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                             CLASS A SHARES
                                                -----------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED          YEAR          YEAR          YEAR         YEAR        YEAR
                                                  12/31/97        ENDED         ENDED         ENDED        ENDED       ENDED
                                                (UNAUDITED)     06/30/97      06/30/96      06/30/95     06/30/94    06/30/93
                                                -----------     --------      --------      --------     --------    --------
Net asset value, beginning of period ..........   $  1.00       $   1.00      $   1.00      $   1.00     $  1.00     $  1.00
                                                  -------       --------      --------      --------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................     0.025          0.048         0.051         0.049       0.030       0.031
Net realized gain on investments ..............     0.000#         0.000#        0.000#        0.000#      0.000#      --
                                                  -------       --------      --------      --------     -------     -------
Total from investment operations ..............     0.025          0.048         0.051         0.049       0.030       0.031
LESS DISTRIBUTIONS:
Dividends from net investment income ..........    (0.025)        (0.048)       (0.051)       (0.049)     (0.030)     (0.031)
Distributions from net realized gains .........     --            (0.000)#      (0.000)#      (0.000)#    (0.000)#     --
                                                  -------       --------      --------      --------     -------     -------
Total distributions ...........................    (0.025)        (0.048)       (0.051)       (0.049)     (0.030)     (0.031)
                                                  -------       --------      --------      --------     -------     -------
Net asset value, end of period ................   $  1.00       $   1.00      $   1.00      $   1.00     $  1.00     $  1.00
                                                  =======       ========      ========      ========     =======     =======
TOTAL RETURN+ .................................     2.49%          4.88%         5.22%         5.06%       3.04%       3.17%
                                                  =======       ========      ========      ========     =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $97,096       $104,302      $153,786      $110,012     $53,973     $48,283
Ratio of operating expenses to average net
 assets .......................................     0.85%**        0.75%         0.65%         0.54%       0.45%       0.41%
Ratio of net investment income to average net
 assets .......................................     4.85%**        4.78%         5.04%         5.08%       2.99%       3.15%
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian ....................................     0.86%**(a)     0.75%(a)      0.65%(a)       N/A         N/A         N/A
Ratio of operating expenses to average net
 assets without fee waivers, expenses absorbed
 and/or credits allowed by the custodian ......     1.16%**(a)     1.15%(a)      1.15%(a)      1.18%       1.35%       1.32%
Net investment income per share without fee
 waivers, expenses absorbed and/or credits
 allowed by the custodian .....................   $ 0.023(a)    $  0.044(a)   $  0.046(a)   $  0.043     $ 0.021     $ 0.022

----------------
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
  # Amount represents less than $0.001 per share.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------

                                      GLOBAL MONEY FUND

                       FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                       CLASS B SHARES
                                             ---------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED             YEAR              YEAR             YEAR
                                              12/31/97            ENDED             ENDED            ENDED
                                             (UNAUDITED)        06/30/97          06/30/96         06/30/95*
                                             -----------        --------          --------         ---------
Net asset value, beginning of period .....   $ 1.00              $ 1.00            $ 1.00          $ 1.00
                                             ------              ------            ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................    0.021               0.040             0.043           0.042
Net realized gain on investments .........    0.000#              0.000#            0.000#          0.000#
                                             ------              ------            ------          ------
Total from investment operations .........    0.021               0.040             0.043           0.042
LESS DISTRIBUTIONS:
Dividends from net investment income .....   (0.021)             (0.040)           (0.043)         (0.042)
Distributions from net realized gains ....     --                (0.000)#          (0.000)#        (0.000)#
                                             ------              ------            ------          ------
Total distributions ......................   (0.021)             (0.040)           (0.043)         (0.042)
                                             ------              ------            ------          ------
Net asset value, end of period ...........   $ 1.00              $ 1.00            $ 1.00          $ 1.00
                                             ======              ======            ======          ======
TOTAL RETURN+ ............................    2.11%               4.11%             4.40%           4.29%
                                             ======              ======            ======          ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's) .....   $1,082              $1,314            $  422          $  241
Ratio of operating expenses to average net
 assets ..................................    1.60%**             1.50%             1.40%           1.29%
Ratio of net investment income to average
 net assets ..............................    4.10%**             4.03%             4.29%           4.33%
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian ...............................    1.61%**(a)          1.50%(a)          1.40%(a)         N/A
Ratio of operating expenses to average net
 assets without fee waivers, expenses
 absorbed and/or credits allowed by the
 custodian ...............................    1.91%**(a)          1.90%(a)          1.90%(a)        1.93%
Net investment income per share without
 fee waivers, expenses absorbed and/or
 credits allowed by the custodian ........   $0.019(a)           $0.036(a)         $0.038(a)       $0.036

----------------
  * On July 1, 1994 the Fund commenced selling Class B shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
 # Amount represents less than $0.001 per share.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------

                                                    GLOBAL MONEY FUND

                                  FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                        CLASS S SHARES                             CLASS I SHARES
                                    -----------------------------------------------------  ----------------------------
                                    SIX MONTHS                                                              SIX MONTHS
                                       ENDED          YEAR          YEAR           YEAR        ENDED          PERIOD
                                     12/31/97         ENDED         ENDED          ENDED     12/31/97          ENDED
                                   (UNAUDITED)      06/30/97      06/30/96       06/30/95* (UNAUDITED)       06/30/97*
                                   -----------      --------      --------       --------- ----------       ----------
Net asset value, beginning of
 period ..........................   $ 1.00          $ 1.00        $  1.00        $ 1.00     $  1.00          $  1.00
                                     ------          ------        -------        ------     -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............    0.021           0.040          0.043         0.042       0.026            0.047
Net realized gain on investments .    0.000#          0.000#         0.000#        0.000#      0.000#           0.000#
                                     ------          ------        -------        ------     -------          -------
Total from investment operations .    0.021           0.040          0.043         0.042       0.026            0.047
LESS DISTRIBUTIONS:
Dividends from net investment
 income ..........................   (0.021)         (0.040)        (0.043)       (0.042)     (0.026)          (0.047)
Distributions from net realized
 gains ...........................     --            (0.000)#       (0.000)#      (0.000)#      --            (0.000)#
                                     ------          ------        -------        ------     -------          -------
Total distributions ..............   (0.021)         (0.040)        (0.043)       (0.042)     (0.026)          (0.047)
                                     ------          ------        -------        ------     -------          -------
Net asset value, end of period ...   $ 1.00          $ 1.00        $  1.00        $ 1.00     $  1.00          $  1.00
                                     ======          ======        =======        ======     =======          =======
TOTAL RETURN+ ....................    2.11%           4.11%          4.40%         4.29%       2.61%            4.79%
                                     ======          ======        =======        ======     =======          =======

RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's) ..........................   $7,200          $6,909        $20,848        $7,399     $76,179          $79,002
Ratio of operating expenses to
 average net assets ..............    1.60%**         1.50%          1.40%         1.29%       0.60%**          0.50%**
Ratio of net investment income to
 average net assets ..............    4.10%**         4.03%          4.29%         4.33%       5.10%**          5.03%**
Ratio of operating expenses to
 average net assets without
 credits allowed by the
 custodian .......................    1.61%**(a)      1.50%(a)       1.40%(a)       N/A        0.61%**(a)       0.50%**(a)
Ratio of operating expenses to
 average net assets without fee
 waivers, expenses absorbed and/
 or credits allowed by the
 custodian .......................    1.91%**(a)      1.90%(a)       1.90%(a)      1.93%       0.91%**(a)       0.90%**(a)
Net investment income per share
 without fee waivers, expenses
 absorbed and/ or credits
 allowed by the custodian ........   $0.019(a)       $0.036(a)     $ 0.038(a)     $0.036     $ 0.024(a)       $ 0.043(a)

----------------
  *  On July 1, 1994 the Fund commenced selling Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
  #  Amount represents less than $0.001 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                      U.S.GOVERNMENT MONEY FUND

                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                                   CLASS A SHARES
                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED          YEAR          YEAR         YEAR           YEAR         YEAR
                                                     12/31/97         ENDED         ENDED        ENDED          ENDED        ENDED
                                                    (UNAUDITED)     06/30/97      06/30/96      06/30/95      06/30/94     06/30/93
                                                    -----------     --------      --------      --------      --------     --------
Net asset value, beginning of period ...........      $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                      -------       -------       -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................        0.024++       0.046         0.047         0.046         0.027         0.027
                                                      -------       -------       -------       -------       -------       -------
Total from investment operations ...............        0.024         0.046         0.047         0.046         0.027         0.027
LESS DISTRIBUTIONS:
Dividends from net investment income ...........       (0.024)       (0.046)       (0.047)       (0.046)       (0.027)       (0.027)
                                                      -------       -------       -------       -------       -------       -------
Total distributions ............................       (0.024)       (0.046)       (0.047)       (0.046)       (0.027)       (0.027)
                                                      -------       -------       -------       -------       -------       -------
Net asset value, end of period .................      $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                      =======       =======       =======       =======       =======       =======
TOTAL RETURN+ ..................................        2.40%         4.66%         4.81%         4.67%         2.67%         2.70%
                                                      =======       =======       =======       =======       =======       =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........      $22,220       $30,519       $39,031       $47,492       $30,180       $36,802
Ratio of operating expenses to average net
 assets ........................................        0.85%**       0.85%         0.85%         0.85%         0.85%         0.85%
Ratio of net investment income to average net
 assets ........................................        4.72%**       4.56%         4.70%         4.63%         2.68%         2.69%
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian .....................................        0.85%**(a)    0.85%(a)      0.85%(a)       N/A           N/A           N/A
Ratio of operating expenses to average net
 assets without fee waivers, and/or credits
 allowed by the custodian ......................        1.24%**(a)    1.19%(a)      1.22%(a)      1.25%         1.32%         1.34%
Net investment income per share without fee
 waivers, and/or  credits allowed by the
 custodian .....................................      $ 0.022++(a)  $ 0.043(a)    $ 0.043(a)    $ 0.042       $ 0.022       $ 0.022

---------------
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                      U.S GOVERNMENT MONEY FUND

                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                              CLASS B SHARES
                                                                 -------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED               YEAR               YEAR             YEAR
                                                                   12/31/97              ENDED              ENDED            ENDED
                                                                 (UNAUDITED)           06/30/97           06/30/96         06/30/95*
                                                                 -----------           --------           --------         ---------
Net asset value, beginning of period ....................          $ 1.00               $ 1.00             $ 1.00            $ 1.00
                                                                   ------               ------             ------            ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................................           0.020++              0.038              0.040             0.038
                                                                   ------               ------             ------            ------
Total from investment operations ........................           0.020                0.038              0.040             0.038
LESS DISTRIBUTIONS:
Dividends from net investment income ....................          (0.020)              (0.038)            (0.040)           (0.038)
                                                                   ------               ------             ------            ------
Total distributions .....................................          (0.020)              (0.038)            (0.040)           (0.038)
                                                                   ------               ------             ------            ------
Net asset value, end of period ..........................          $ 1.00               $ 1.00             $ 1.00            $ 1.00
                                                                   ======               ======             ======            ======
TOTAL RETURN+ ...........................................           2.01%                3.87%              4.02%             3.91%
                                                                   ======               ======             ======            ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................          $1,743               $1,801             $  112            $  123
Ratio of operating expenses to average net assets .......           1.60%**              1.60%              1.60%             1.60%
Ratio of net investment income to average net assets ....           3.97%**              3.81%              3.95%             3.88%
Ratio of operating expenses to average net assets
 without credits allowed by the custodian ...............           1.60%**(a)           1.60%(a)           1.60%(a)           N/A
Ratio of operating expenses to average net assets
 without fee waivers and/or credits allowed by the
 custodian ..............................................           1.99%**(a)           1.94%(a)           1.97%(a)          2.00%
Net investment income per share without fee waivers
 and/or credits allowed by the custodian ................          $0.018++(a)          $0.035(a)          $0.036(a)         $0.034

----------------
  * On July 1, 1994 the Fund commenced selling Class B shares in addition to Class A shares. Those shares in existence prior to July
    1, 1994 were designated Class A shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  (a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                     U.S. GOVERNMENT MONEY FUND

                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        CLASS S SHARES                       CLASS I SHARES
                                                       ----------------------------------------------- --------------------------
                                                        SIX MONTHS                                     SIX MONTHS
                                                           ENDED       YEAR         YEAR        YEAR      ENDED          PERIOD
                                                         12/31/97      ENDED        ENDED       ENDED    12/31/97         ENDED
                                                       (UNAUDITED)   06/30/97     06/30/96    06/30/95* (UNAUDITED)     06/30/97*
                                                       -----------   --------     --------    --------- -----------     ---------
Net asset value, beginning of period ................    $ 1.00       $ 1.00       $ 1.00      $ 1.00     $ 1.00         $ 1.00
                                                         ------       ------       ------      ------     ------         ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................     0.020++      0.038        0.040       0.038      0.025++        0.045
                                                         ------       ------       ------      ------     ------         ------
Total from investment operations ....................     0.020        0.038        0.040       0.038      0.025          0.045
LESS DISTRIBUTIONS:
Dividends from net investment income ................    (0.020)      (0.038)      (0.040)     (0.038)    (0.025)        (0.045)
                                                         ------       ------       ------      ------     ------         ------
Total distributions .................................    (0.020)      (0.038)      (0.040)     (0.038)    (0.025)        (0.045)
                                                         ------       ------       ------      ------     ------         ------
Net asset value, end of period ......................    $ 1.00       $ 1.00       $ 1.00      $ 1.00     $ 1.00         $ 1.00
                                                         ======       ======       ======      ======     ======         ======
TOTAL RETURN+ .......................................     2.01%        3.87%        4.02%       3.91%      2.53%          4.60%
                                                         ======       ======       ======      ======     ======         ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................    $  377       $  346       $  439      $  737     $12,785        $    1
Ratio of operating expenses to average net assets ...     1.60%**      1.60%        1.60%       1.60%      0.60%**        0.60%**
Ratio of net investment income to average net assets      3.97%**      3.81%        3.95%       3.88%      4.97%**        4.81%**
Ratio of operating expenses to average net assets
 without  credits allowed by the custodian ..........     1.60%**(a)   1.60%(a)     1.60%(a)     N/A       0.60%**(a)     0.60%**(a)
Ratio of operating expenses to average net assets
 without fee waivers and/or credits allowed by the
 custodian ..........................................     1.99%**(a)   1.94%(a)     1.97%(a)    2.00%      0.99%**(a)     0.94%**(a)

Net investment income per share without fee waivers
 and/or credits allowed by the custodian ............    $0.018++(a)  $0.035(a)    $0.036(a)   $0.034     $0.023++(a)    $0.042(a)

----------------
  * On July 1, 1994 the Fund commenced selling Class S shares in addition to Class A shares. Those shares in existence prior to July
    1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                        CALIFORNIA MONEY FUND

                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                          CLASS A SHARES
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED              YEAR         YEAR         YEAR         YEAR       YEAR
                                                      12/31/97             ENDED        ENDED        ENDED        ENDED      ENDED
                                                     (UNAUDITED)         06/30/97     06/30/96     06/30/95     06/30/94    06/30/93
                                                     -----------         --------     --------     --------     --------    --------
Net asset value, beginning of period ............      $  1.00           $  1.00      $  1.00      $  1.00      $  1.00     $  1.00
                                                       -------           -------      -------      -------      -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................        0.014++           0.028        0.029        0.028        0.018       0.021
                                                       -------           -------      -------      -------      -------     -------
Total from investment operations ................        0.014             0.028        0.029        0.028        0.018       0.021
LESS DISTRIBUTIONS:
Dividends from net investment income ............       (0.014)           (0.028)      (0.029)      (0.028)      (0.018)     (0.021)
                                                       -------           -------      -------      -------      -------     -------
Total distributions .............................       (0.014)           (0.028)      (0.029)      (0.028)      (0.018)     (0.021)
                                                       -------           -------      -------      -------      -------     -------
Net asset value, end of period ..................      $  1.00           $  1.00      $  1.00      $  1.00      $  1.00     $  1.00
                                                       =======           =======      =======      =======      =======     =======
TOTAL RETURN+ ...................................        1.41%             2.81%        3.00%        2.79%        1.81%       2.07%
                                                       =======           =======      =======      =======      =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's) ............      $40,570           $42,923      $51,211      $48,836      $62,500     $68,404
Ratio of operating expenses to average net
 assets .........................................        0.85%**           0.85%        0.85%        0.85%        0.85%       0.85%
Ratio of net investment income to average net
 assets .........................................        2.78%**           2.75%        2.94%        2.73%        1.80%       2.06%
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian ......................................        0.85%**(a)        0.85%        0.85%        0.85%        0.85%       0.85%
Ratio of operating expenses to average net assets
 without fee waivers and/or credits allowed by
 the custodian ..................................        1.12%**(a)        1.14%        1.14%        1.15%        1.27%       1.29%
Net investment income per share without fee
 waivers and/or credits allowed by the custodian.      $ 0.013++(a)      $ 0.025      $ 0.026      $ 0.025      $ 0.014     $ 0.016

----------------

 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator.
 ++ Per share numbers have been calculated using the average shares method.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------

                                                    CALIFORNIA MONEY FUND

                                    FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                             CLASS B SHARES
                                                 -----------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                 YEAR                YEAR                YEAR
                                                  12/31/97              ENDED               ENDED               ENDED
                                                (UNAUDITED)            06/30/97            06/30/96           06/30/95*
                                                -----------            --------            --------           ---------
Net asset value, beginning of period .....         $ 1.00               $ 1.00              $ 1.00             $ 1.00
                                                   ------               ------              ------             ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................          0.010++              0.020               0.022              0.020
                                                   ------               ------              ------             ------
Total from investment operations .........          0.010                0.020               0.022              0.020
LESS DISTRIBUTIONS:
Dividends from net investment income .....         (0.010)              (0.020)             (0.022)            (0.020)
                                                   ------               ------              ------             ------
Total distributions ......................         (0.010)              (0.020)             (0.022)            (0.020)
                                                   ------               ------              ------             ------
Net asset value, end of period ...........         $ 1.00               $ 1.00              $ 1.00             $ 1.00
                                                   ======               ======              ======             ======
TOTAL RETURN+ ............................          1.01%                2.03%               2.22%              2.04%
                                                   ======               ======              ======             ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's) .....         $   62               $   68              $  147             $   79
Ratio of operating expenses to average net
 assets ..................................          1.60%**              1.60%               1.60%              1.60%
Ratio of net investment income to average
 net assets ..............................          2.03%**              2.00%               2.19%              1.98%
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian ...............................          1.60%**(a)           1.60%               1.60%              1.60%
Ratio of operating expenses to average net
 assets without fee waivers and/or credits
 allowed by the custodian ................          1.87%**(a)           1.89%               1.89%              1.90%
Net investment income per share without
 fee waivers and/or credits allowed by the

 custodian ...............................         $0.009++(a)          $0.017              $0.019             $0.017

----------------
  * On July 1, 1994 the Fund commenced selling Class B shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator.
 ++  Per share numbers have been calculated using the average shares method.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                        CALIFORNIA MONEY FUND

                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         CLASS S SHARES                       CLASS I SHARES
                                                  ---------------------------------------------------- -----------------------------
                                                   SIX MONTHS                                          SIX MONTHS
                                                      ENDED            YEAR        YEAR         YEAR       ENDED          PERIOD
                                                    12/31/97          ENDED        ENDED        ENDED    12/31/97          ENDED
                                                  (UNAUDITED)       06/30/97     06/30/96     06/30/95* (UNAUDITED)      06/30/97*
                                                  -----------       --------     --------     --------- -----------      ---------
Net asset value, beginning of period ............    $ 1.00          $ 1.00       $ 1.00       $ 1.00      $ 1.00          $ 1.00
                                                     ------          ------       ------       ------      ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................     0.010++         0.020        0.022        0.020       0.015++         0.028
                                                     ------          ------       ------       ------      ------          ------
Total from investment operations ................     0.010           0.020        0.022        0.020       0.015           0.028
LESS DISTRIBUTIONS:
Dividends from net investment income ............    (0.010)         (0.020)      (0.022)      (0.020)     (0.015)         (0.028)
                                                     ------          ------       ------       ------      ------          ------
Total distributions .............................    (0.010)         (0.020)      (0.022)      (0.020)     (0.015)         (0.028)
                                                     ------          ------       ------       ------      ------          ------
Net asset value, end of period ..................    $ 1.00          $ 1.00       $ 1.00       $ 1.00      $ 1.00          $ 1.00
                                                     ======          ======       ======       ======      ======          ======
TOTAL RETURN+ ...................................     1.01%           2.03%        2.22%        2.04%       1.54%           2.89%
                                                     ======          ======       ======       ======      ======          ======

RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............    $    1          $    1       $   10       $   10      $    1          $    1
Ratio of operating expenses to average net
 assets .........................................     1.60%**         1.60%        1.60%        1.60%       0.60%**         0.60%**
Ratio of net investment income to average net
 assets .........................................     2.03%**         2.00%        2.19%        1.98%       3.03%**         3.00%**
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian ......................................     1.60%**(a)      1.60%        1.60%        1.60%       0.60%**(a)      0.60%**
Ratio of operating expenses to average net
 assets without fee waivers and/or credits
 allowed by the custodian .......................     1.87%**(a)      1.89%        1.89%        1.90%       0.87%**(a)      0.89%**
Net investment income per share without fee
 waivers and/or credits allowed by the custodian.    $0.009++(a)     $0.017       $0.019       $0.017      $0.014++(a)     $0.025
----------------
  * On July 1, 1994 the Fund commenced selling Class S shares in addition to Class A shares. Those shares in existence prior to July
    1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator.
 ++ Per share numbers have been calculated using the average shares method.

(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                              GLOBAL MONEY FUND

                        DECEMBER 31, 1997 (UNAUDITED)

 PRINCIPAL                                                            VALUE
  AMOUNT                                                            (NOTE 2)
 ---------                                                          --------

COMMERCIAL PAPER -- (DOMESTIC) - 29.0%

$8,000,000  American Express Credit Corporation,
              6.450% due 01/02/1998++ ..........................  $  7,998,567

 8,000,000  Associates Corporation of North America,
              5.720% due 03/10/1998++  .........................     7,913,564

 9,000,000  Bayer Company,
              5.750% due 02/24/1998++  .........................     8,922,375

            General Electric Capital Corporation:

 3,000,000    5.700% due 01/23/1998++  .........................     2,989,550

 2,000,000    5.700% due 02/06/1998++  .........................     1,988,600

 9,000,000  NationsBank Corporation,
              5.750% due 02/23/1998++  .........................     8,923,812

 9,000,000  Pfizer Inc.,
              5.950% due 01/28/1998++  .........................     8,959,837

 5,000,000  Southern Corporation,
              5.700% due 02/23/1998++  .........................     4,958,042
                                                                  ------------
            Total Commercial Paper -- (Domestic) (Cost
              $52,654,347) .....................................    52,654,347
                                                                  ------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 22.3%

40,513,000  Federal Home Loan Bank (FHLB):
              4.500% due 01/02/1998++ (Cost $40,507,936) .......    40,507,936
                                                                  ------------

CERTIFICATES OF DEPOSIT -- (YANKEE) -- 20.9%

 9,000,000  Bank of Tokyo -- Mitsubishi Bank
              6.500% due 03/04/1998  ...........................     9,000,000

 3,000,000  Barclays Bank Plc,
              5.940% due 06/19/1998  ...........................     2,999,389

 5,000,000  Deutsche Bank,
              5.700% due 02/06/1998  ...........................     4,999,811

 5,000,000  Norinchukin Bank, New York,
              6.020% due 02/13/1998  ...........................     5,000,059

 2,000,000  Rabobank Nederland,
              5.990% due 03/24/1998  ...........................     1,999,786

 5,000,000  Swiss Bank Corporation,
              5.980% due 03/19/1998  ...........................     4,999,799

 9,000,000  Westdeutsche Landesbank Girozentra,
              5.900% due 01/12/1998  ...........................     9,000,000
                                                                  ------------
            Total Certificates of Deposit -- (Yankee) (Cost
              $37,998,844) .....................................    37,998,844
                                                                  ------------
MEDIUM-TERM NOTES -- 15.4%

$5,000,000  BankBoston,
              6.140% due 10/06/1998+  ..........................  $  4,997,955

 9,000,000  Bayerische Landesbank,
              5.870% due 06/26/1998+  ..........................     8,996,624

 5,000,000  CoreStates Bank,
              6.009% due 03/16/1998+  ..........................     5,000,000

 9,000,000  Key Bank,
              6.120% due 07/31/1998+  ..........................     8,996,446
                                                                  ------------
            Total Medium-Term Notes (Cost $27,991,025)  ........    27,991,025
                                                                  ------------

COMMERCIAL PAPER -- (FOREIGN) -- 9.3%

 8,000,000  Abbey National North America Corporation,
              5.735% due 03/10/1998++  .........................     7,913,338

            KFW International Finance Inc.:

 7,000,000    5.700% due 02/12/1998++  .........................     6,953,450

 2,000,000    5.740% due 01/29/1998++  .........................     1,991,071
                                                                  ------------
            Total Commerical Paper -- (Foreign) (Cost
              $16,857,859) .....................................    16,857,859
                                                                  ------------

CERTIFICATES OF DEPOSIT -- (DOMESTIC) -- 2.2%

 4,000,000  CoreStates Bank,
              5.598% due 04/21/1998 (Cost $4,000,000) ..........     4,000,000
                                                                  ------------
TOTAL INVESTMENTS (COST $180,010,011*) ...............     99.1%   180,010,011
OTHER ASSETS AND LIABILITIES (NET) ...................      0.9%     1,547,885
                                                           ----   ------------
NET ASSETS ...........................................    100.0%  $181,557,896
                                                          =====   ============
----------------
*  Aggregate cost for federal tax purposes.
+ Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                           U.S. GOVERNMENT MONEY FUND

                          DECEMBER 31, 1997 (UNAUDITED)

         PRINCIPAL                                                    VALUE
          AMOUNT                                                     (NOTE 2)
         ---------                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.1%
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 52.9%
        $  520,000  Discount Note, 5.63% due 01/16/1998++  .....     $  518,780
           630,000  Discount Note, 5.64% due 01/26/1998++  .....        627,533
         2,000,000  Discount Note, 5.74% due 01/27/1998++  .....      1,991,709
         2,000,000  Discount Note, 5.66% due 02/17/1998++  .....      1,985,221
         2,000,000  Discount Note, 5.65% due 02/18/1998++  .....      1,984,933
           850,000  Discount Note, 5.65% due 02/24/1998++  .....        843,051
         1,800,000  Discount Note, 5.63% due 03/09/1998++  .....      1,781,139
         1,000,000  Discount Note, 5.63% due 03/13/1998++  .....        988,896
         1,500,000  Discount Note, 5.60% due 03/20/1998++  .....      1,481,800
         1,500,000  Discount Note, 5.59% due 03/27/1998++  .....      1,480,202
         2,000,000  Discount Note, 5.57% due 04/13/1998++  .....      1,968,437
         2,000,000  Floating Rate Note 5.894% due 10/20/1998+  .      1,999,304
         2,000,000  Floating Rate Note 5.944% due 11/04/1998+  .      1,999,022
                                                                    -----------
                    Total FNMAs (Cost $19,650,027)  ............     19,650,027
                                                                    -----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 40.2%
         4,800,000  Discount Note, 6.00% due 01/02/1998++  .....      4,799,200
         1,525,000  Discount Note, 5.70% due 01/26/1998++  .......    1,518,964
         1,900,000  Discount Note, 5.70% due 01/30/1998++  .......    1,891,276
         1,500,000  Discount Note, 5.65% due 02/12/1998++  .......    1,490,113
         1,500,000  Discount Note, 5.65% due 02/19/1998++  .......    1,488,465
         1,000,000  Discount Note, 5.65% due 02/20/1998++  .......      992,153
         1,250,000  Discount Note, 5.65% due 02/23/1998++  .......    1,239,602
         1,500,000  Discount Note, 5.60% due 03/06/1998++  .......    1,485,066
                                                                    -----------
                    Total FHLMCs (Cost $14,904,839)  .............   14,904,839
                                                                    -----------
    FEDERAL HOME LOAN BANK (FHLB) -- 6.0%
         2,241,000  5.69% due 02/13/1998 (Cost $2,225,769)++  ....    2,225,769
                                                                    -----------
                    Total U.S. Government Agency Obligations
                      (Cost $36,780,635) .........................   36,780,635
                                                                    -----------
TOTAL INVESTMENTS (COST $36,780,635*) ...................   99.1%    36,780,635
OTHER ASSETS AND LIABILITIES (NET) ......................    0.9        344,345
                                                           -----    -----------
NET ASSETS ..............................................  100.0%   $37,124,980
                                                           =====    ===========
----------------
*  Aggregate cost for federal tax purposes.
+ Variable rate securities payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.
++ Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

----------------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
----------------------------------------------------------------------------------------------

                                     CALIFORNIA MONEY FUND

                                 DECEMBER 31, 1997 (UNAUDITED)

         PRINCIPAL                                                                   VALUE
          AMOUNT                                                                    (NOTE 2)
         ---------                                                                  --------
MUNICIPAL BONDS AND NOTES -- 99.3%

    CALIFORNIA-99.3%

                    Alameda County, IDR:

        $1,945,000    Heat and Control Inc., Series 95A,
                      3.700% due 11/01/2025++  ..............................       $1,945,000

         2,000,000  JMS Family Partnership, Series 95A,
                      3.700% due 10/01/2025++  ..............................        2,000,000

         2,000,000  Berkley, GO, Unified School District, TRAN,
                      4.250% due 06/30/1998  ................................        2,003,570

                    California Housing Finance Agency, SFMR, Home Mortgage
                      Revenue, Series 15A:

         2,000,000    3.950% due 08/01/1998  ................................        2,000,000

         2,100,000    4.200% due 08/01/2025++  ..............................        2,100,000

                    California Pollution Control Financing Authority:

         2,000,000    Pacific Gas & Electric, Series 96A,
                      3.450% due 12/01/2016++  ..............................        2,000,000

         2,000,000    Sanifill Inc., Series 94A,
                      3.850% due 08/01/2007++  ..............................        2,000,000

         2,000,000    Shell Oil Company-Martinez Project, Series 94A,
                      4.900% due 10/01/2024  ................................        2,000,000

         2,000,000    Southern California Edison Co., Series A,
                      4.200% due 02/28/2008+  ...............................        2,000,000

         2,000,000  California State Economic Development Authority, IDR,
                      Tri-Valley Growers., Series 95F,
                      3.850% due 12/01/2010++  ..............................        2,000,000

           500,000  California Statewide Communities Projects, Chevron Corp.,
                      Series 97G,
                      4.950% due 12/15/2024+  ...............................          500,000

         1,200,000  California Statewide Communities Projects, MFHR, Sunrise
                      of Moraga, Series 97G,
                      3.950% due 07/01/2027++  ..............................        1,200,000

         2,000,000  Irvine Ranch, Water District, Series B
                      4.750% due 08/01/2009+  ...............................        2,000,000

         2,000,000  Livermore, MFHR, Portola Meadows Apartments, Series 89A,
                      3.800% due 05/01/2019++  ..............................        2,000,000

         3,500,000  Los Angeles County, MFHR, Series 85K,
                      3.600% due 7/01/2010++  ...............................        3,500,000

           800,000  Los Angeles County, Unified School District, Belmont
                      Learning Complex, Series 97A,
                      3.350% due 12/01/2017++  ..............................          800,000

         2,000,000  Orange County, Apartment Development Revenue, Wood Canyon
                      Villas,
                      3.500% due 12/01/2021++  ..............................        2,000,000

        $2,000,000  Orange County, Fire Authority, TRAN,
                      4.250% due 09/17/1998  ................................        2,004,767

         1,100,000  Orange County, Sanitation Districts,
                      5.000% due 08/01/2016+  ...............................        1,100,000

           900,000  Palm Springs, Community Redevelopment Agency,
                      3.850% due 12/01/2014++  ..............................          900,000

           300,000  San Bernardino County, IDR, Master Holco Inc.,
                      3.650% due 12/01/2006++  ..............................          300,000

         2,000,000  San Leandro, MFHR, Carlton Plaza, Series 97A,
                      4.000% due 10/01/2027++  ..............................        2,000,000

         2,000,000  Southern California Public Power Authority, Southern
                      Transmission Project,
                      3.350% due 07/01/2019++  ..............................        2,000,000
                                                                                   -----------
TOTAL INVESTMENTS (COST $40,353,337*) .............................     99.3%       40,353,337
OTHER ASSETS AND LIABILITIES (NET) ................................      0.7           281,141
                                                                       -----       -----------
NET ASSETS ........................................................    100.0%      $40,634,478
                                                                       =====       ===========
----------------
*  Aggregate cost for federal tax purposes.
+  Variable rate demand notes payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
++ Variable rate demand notes payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.

                                       GLOSSARY OF TERMS
                    -------------------------------------------------------
                      IDR       --      Industrial Development Revenue
                      MFHR      --      Multi-family Housing Revenue
                      SFMR      --      Single Family Mortgage Revenue
                      TRAN      --      Tax and Revenue Anticipation Note
                    -------------------------------------------------------

                       See notes to Financial Statements.


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               SIERRA TRUST FUNDS

1.  ORGANIZATION AND BUSINESS

Sierra Trust Funds (the "Trust") was organized under the laws of the Commonwealth of Massachusetts on February 22, 1989 as a business entity commonly known as a "Massachusetts business trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers sixteen managed investment funds: the Global Money, U.S. Government Money and California Money Funds (the "Money Funds"); the Short Term High Quality Bond, Short Term Global Government, U.S. Government and Corporate Income Funds (the "Bond Funds"); the California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds (the "Municipal Funds"); the Growth and Income, Growth, Emerging Growth and International Growth Funds (the "Equity Funds"); and the Target Maturity 2002 Fund. Information presented in these financial statements pertains only to the Money Funds, hereafter referred to as the "Funds." The financial statements for the Bond Funds, Municipal Funds, Equity Funds and Target Maturity 2002 Fund are presented in a separate report.

Each of the Funds consists of four classes of shares, Class A Shares, Class B Shares, Class S Shares and Class I Shares. Class A Shares of the Funds are not subject to an initial sales charge; however, certain Class A Shares received in exchange for such shares may be subject to a contingent deferred sales charge ("CDSC") if redeemed within one year or two years of purchase, depending on the circumstances. Class B Shares and Class S Shares are not subject to an initial sales charge. Class B and Class S Shares are subject to a CDSC if redeemed within six years of purchase. Class B Shares of the Funds are not available for purchase directly and may be purchased only by exchange for Class B Shares of the Bond Funds, the Municipal Funds or the Equity Funds. Class I Shares are sold exclusively to the various investment portfolios of Sierra Asset Management Portfolios, an open-end management investment company, and are not available for direct purchase by investors. Class I Shares are not subject to an initial sales charge or CDSC, but are subject to other annual operating expenses of the Funds. Class I Shares for the U.S. Government Money and California Money Funds represents seed shares owned by Sierra Fund Administration Corporation ("Sierra Administration").

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

The investments of each Fund are valued on the basis of amortized cost so long as the Trust's Board of Trustees (the "Board of Trustees") determines that this method constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Each Fund attempts to maintain a constant net asset value of $1.00 per share.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund through its custodian takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. Each Fund's respective Sub-advisor, acting under the supervision of the Trust's investment advisor, Sierra Investment Advisors Corporation ("Sierra Advisors"), and the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

ILLIQUID INVESTMENTS:

Up to 10% of the assets of each Fund may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain variable rate demand notes having a demand period of more than seven days; and (4) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A Securities"). Rule 144A securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 10% limitation on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Each Fund's investment income and realized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of each Fund are declared daily and paid monthly. Distributions of any net long-term capital gains earned by a Fund are made annually. Distributions of any net short-term capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains.Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by each Fund as a whole.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the Trust are allocated to all the Funds based upon relative net assets of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.  INVESTMENT ADVISORY, SUB-ADVISORY, ADMINISTRATION FEES AND OTHER
TRANSACTIONS

Sierra Advisors, an indirect wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly held corporation, serves as investment advisor to the Trust. J.P. Morgan Investment Management Inc. ("J.P. Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a publicly traded company, serves as the Sub-advisor to the Global Money Fund. Alliance Capital Management L.P. ("Alliance Capital"), a limited partnership whose general partner is Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, serves as the Sub-advisor to the U.S. Government Money and California Money Funds.

Sierra Advisors is entitled to a monthly fee, in arrears, based on a percentage of the average daily net assets of each Fund during the month, out of which Sierra Advisors pays the Sub-advisor of each Fund a monthly fee, in arrears, at annual rates as follows:

                                                FEES ON ASSETS
                                                 EQUAL TO OR      FEES ON ASSETS
                                                  LESS THAN         EXCEEDING
                                                 $500 MILLION      $500 MILLION
                                                --------------    --------------
Sierra Advisors+ ..............................      .35%              .25%
Sub-advisor ...................................      .15%              .15%
                                                     ---               ---
    Total fees paid to Sierra Advisors* .......      .50%              .40%
                                                     ===               ===
---------------
*Sierra Advisors retains only the net amount of the fees after sub-advisory fees have been paid.
+Fees paid to Sierra Advisors are based on aggregate assets in the three
 Funds.

For each Fund, Sierra Advisors has contractually agreed to limit the annual management fees that are payable under the investment advisory agreements with the Funds to.40%.

Fees voluntarily waived by Sierra Advisors for the six months ended December 31, 1997 are as follows:

      NAME OF FUND                                                   FEES WAIVED
      ------------                                                   -----------
Global Money Fund .........................................           $293,029
U.S. Government Money Fund ................................             68,570
California Money Fund .....................................             57,056

Sierra Administration, an indirect wholly-owned subsidiary of Washington Mutual, serves as administrator to each Fund.First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as sub-administrator and transfer agent to each Fund. For its services as administrator to each Fund, Sierra Administration is entitled to a monthly fee at an annual rate of .30% of each Fund's average daily net assets. Out of its fee, Sierra Administration pays First Data Investor Services Group, Inc. for its services as sub-administrator and transfer agent. First Data Investor Services Group, Inc., as sub-administrator, is paid a gross annual fee of $1.71 million on the first $1.6 billion of aggregate average daily net assets of the Trust, plus fees at the annual rate of .0452% on the next $1.3 billion aggregate average daily net assets of the Trust, .0429% on the next $1.7 billion aggregate average daily net assets of the Trust and .0362% on the next $3.1 billion aggregate average daily net assets of the Trust. The Trust pays First Data Investor Services Group, Inc. certain out-of-pocket expenses as transfer agent.

The Trust also pays Boston Safe Deposit and Trust Company ("Boston Safe"), the Trust's custodian, certain custodial transaction charges. Boston Safe is a wholly-owned subsidiary of Mellon Bank Corporation.

Custodian fees for certain Funds have been reduced by credits allowed by Boston Safe for the six month ended December 31, 1997 as follows:

                                                              CREDITS ALLOWED BY
      NAME OF FUND                                               THE CUSTODIAN
      ------------                                            ------------------
Global Money Fund ..........................................        $5,601
U.S. Government Money Fund .................................           502
California Money Fund ......................................           160

For the six months ended December 31, 1997, Sierra Services and Funds Distributor Inc. informed the Funds that they received $53,970 from CDSC fees.

4.  TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries, the Sub-advisors or First Data Investor Services Group, Inc., or any of their affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Washington Mutual or its subsidiaries, the Sub-advisors or First Data Investor Services Group, Inc., or any of their affiliates, $7,500 per annum plus $1,500 per board meeting attended, $1,000 per audit and/ or nominating committee meeting attended and reimbursement for travel and out-of-pocket expenses. The Lead Trustee receives one and a half times the normal Trustee's compensation. The Chairman of the Audit Committee receives $1,500 per audit committee meeting attended.

For the six months ended December 31, 1997, Sierra Advisors reimbursed the Funds for Trustees' fees paid in connection with all special meetings held with regards to the contemplation of the sale of Sierra Capital Management Corporation, as well as, to the proposed merger between GWFC and Washington Mutual.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trust's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits not later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under the Plan are funded and any payments to Plan participants are paid solely out of the Trust's assets.

5.  DISTRIBUTION PLANS

Sierra Investment Services Corporation ("Sierra Services"), an indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A Shares, Class B Shares and Class S Shares of the Funds.

The Trust has adopted a Distribution Plan (the "Class A Plan"), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, Sierra Services is paid an annual distribution fee of up to .25% of the average daily net assets of the Class A Shares of each Fund for activities primarily intended to result in the sale of Fund shares. (The Class A Plan applies to all Class A Shares of the Funds and all shares of the Funds that were outstanding at the time of commencement of the offering of Class B Shares or Class S Shares, which outstanding shares are treated for all purposes as Class A Shares.) Class B Shares and Class S Shares of the Trust have also adopted a Rule 12b-1 distribution plan for each of the Class B Shares (the "Class B Plan") and Class S Shares (the "Class S Plan") of the Funds. Under the Class B Plan and the Class S Plan, Sierra Services is paid an annual distribution fee of up to .75% of the average daily net assets of the Class B Shares and Class S Shares of a Fund for activities primarily intended to result in the sale of Class B Shares and Class S Shares of the Fund, respectively. In addition, under the Class B Plan and the Class S Plan, Class B Shares and Class S Shares are also subject to a service fee at an annual rate of .25% of the average daily net assets of the Class B Shares and Class S Shares of the Fund, respectively. The service fee is paid by the Fund to Sierra Services, which in turn, pays a portion of the service fee to broker/dealers, including GW Securities, that sell Class B Shares and Class S Shares and provide services, such as, accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check, for the shareholders. Under their terms each of the Class A Plan, Class B Plan and Class S Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively. Class I Shares are not subject to a Rule 12b-1 distribution plan.

For the six months ended December 31, 1997, the Funds incurred the following fees pursuant to the respective distribution plans described above:

                                    CLASS A               CLASS B                       CLASS S
                                  ------------   -------------------------     -------------------------
                                  DISTRIBUTION   DISTRIBUTION      SERVICE     DISTRIBUTION      SERVICE
     NAME OF FUND                     FEE             FEE            FEE            FEE            FEE
     ------------                 ------------   ------------      -------     ------------      -------
Global Money Fund .............     $125,571        $4,783         $1,594        $28,066         $9,356
U.S. Government Money Fund ....       35,833         5,313          1,771          1,380            460
California Money Fund .........       52,804           247             83              5              1

6.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest, each without par value.

As of December 31, 1997, Sierra Administration owned greater than five percent of the following Funds:

                                                                  NUMBER OF                         PERCENTAGE OF
                                                                 FUND SHARES                      TOTAL FUND SHARES
                                                          --------------------------          -------------------------
      NAME OF FUND                                        CLASS S           CLASS I           CLASS S           CLASS I
      ------------                                        -------           -------           -------           -------
U.S. Government Money Fund ........................          --            5,009,113             --%               39%
California Money Fund .............................        1,166               1,045            100%              100%

As of December 31, 1997, Sierra Advisors owned greater than five percent of the following Fund:

                                                                  NUMBER OF                         PERCENTAGE OF
                                                                 FUND SHARES                      TOTAL FUND SHARES
                                                          --------------------------          -------------------------
      NAME OF FUND                                        CLASS S           CLASS I           CLASS S           CLASS I
      ------------                                        -------           -------           -------           -------
U.S. Government Money Fund ........................          --            2,921,414             --                23%

As of December 31, 1997, Sierra Services owned greater than five percent of the following Fund:

                                                                  NUMBER OF                         PERCENTAGE OF
                                                                 FUND SHARES                      TOTAL FUND SHARES
                                                          --------------------------          -------------------------
      NAME OF FUND                                        CLASS S           CLASS I           CLASS S           CLASS I
      ------------                                        -------           -------           -------           -------
U.S. Government Money Fund ........................          --            4,858,430             --                38%

7.  CAPITAL LOSS CARRYFORWARDS

At December 31, 1997, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                    EXPIRING      EXPIRING      EXPIRING      EXPIRING     EXPIRING     EXPIRING
      NAME OF FUND                                  IN 2000       IN 2001       IN 2002       IN 2003       IN 2004      IN 2005
      ------------                                  -------       -------       -------       -------       -------      -------
U.S. Government Money Fund ......................    $ --          $ --          $9,246        $1,367       $ 2,404      $1,470
California Money Fund ...........................     7,635         5,715         7,549         1,294        18,781        --

8.  GEOGRAPHIC AND INDUSTRY CONCENTRATION

There are certain risks arising from the California Money Fund's concentration in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

In addition, the Global Money Fund may invest at least 25% of its assets in bank obligations. As a result of this concentration policy, the Fund's investments may be subject to greater risk than a fund that does not concentrate in the banking industry. In particular, bank obligations may be subject to the risks associated with interest rate volatility, changes in Federal and state laws and regulations governing the banking industry and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present risks similar to those investing in foreign securities generally and are not subject to the same reserve requirements and other regulations as U.S. banks.

The Global Money Fund invests in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.